Issued capital - Schedule of detailed information about issued capital (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance, beginning of the year (Shares)	64,727	58,779
Balance, beginning of the year (Cost)	$ 265,697	$ 247,164
Exercise of warrants (Shares)	10	5,723
Exercise of warrants	$ 90	$ 2,638
Exercise of stock options (Shares)	36	156
Exercise of stock options	$ 187	$ 523
Exercise of restricted share units (Shares)	106	69
Share repurchase (Shares)	(873)
Share repurchase	$ (6,088)
Balance, end of the year (Shares)	64,006	64,727
Balance, end of the year (Cost)	$ 274,554	$ 265,697
Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of the year (Shares)	64,727	58,779
Balance, beginning of the year (Cost)	$ 415,982	$ 406,214
Exercise of warrants (Shares)	10	5,723
Exercise of warrants	$ 124	$ 7,982
Exercise of stock options (Shares)	36	156
Exercise of stock options	$ 320	$ 944
Exercise of restricted share units (Shares)	106	69
Exercise of restricted share units	$ 1,308	$ 842
Share repurchase (Shares)	(873)	0
Share repurchase	$ (6,088)	$ 0
Balance, end of the year (Shares)	64,006	64,727
Balance, end of the year (Cost)	$ 411,646	$ 415,982